Other Operating Income	12 Months Ended
Dec. 31, 2021
Other income [Abstract]
Other Operating Income
34. Other operating
income

	2021	2020	2019
Adjustments and interest on miscellaneous receivables	2,525,156	2,841,241	2,611,069
Rental of safe deposit boxes	1,600,325	1,693,849	1,451,645
Services rendered	386,521	407,707	454,311
Income related to foreign trade	249,141	252,192	654,422
Proceeds from electronic transactions	211,050	282,143	301,719
Result for initial recognition of public titles	15,295	—	—
Gain from the sale of non-current assets held for sale	—	—	7,852,032
Other operating income	3,208,439	4,066,877	4,760,940

TOTAL	8,195,927	9,544,009	18,086,138